DEBT - SMP Holdings Credit Facility (Details) - USD ($)	1 Months Ended			12 Months Ended
	May 31, 2015	May 31, 2014	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Repayments under term loan				$ 0	$ 182,500,000	$ 100,000,000
Write-off of debt issuance costs				0	727,000	1,554,000
Borrowings under term loan				0	$ 0	$ 400,000,000
Revolving credit facility
Debt Instrument [Line Items]
Accordion feature				200,000,000
SMP Holdings
Debt Instrument [Line Items]
Write-off of debt issuance costs			$ 1,500,000
SMP Holdings | Term Loan Credit Facility
Debt Instrument [Line Items]
Debt face amount				200,000,000
Repayments under term loan			100,000,000
Write-off of debt issuance costs	$ 700,000
Borrowings under term loan		$ 400,000,000
SMP Holdings | Revolving credit facility
Debt Instrument [Line Items]
Accordion feature				$ 250,000,000
Repayments of lines of credit			$ 95,000,000